PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jan. 02, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 20 years
Other equipment	3 to 10 years
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2021

Cost
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541
Additions	3,519	4,008	44,381	5,914	73,679	131,501
Additions through business acquisitions	—	13,397	50,817	92	—	64,306
Transfers	—	4,579	8,320	276	(13,175)	—
Disposals(1)	—	(10,805)	(65,002)	(9,895)	—	(85,702)
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646

Accumulated depreciation
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Depreciation	—	22,696	58,435	11,045	—	92,176
Disposals(1)	—	(7,813)	(54,426)	(8,139)	—	(70,378)
Write-downs and impairments	—	—	—	34	—	34
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Carrying amount, January 2, 2022	$127,068	$337,672	$409,140	$34,533	$76,660	$985,073

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2020

Cost
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193
Additions	3,812	8,549	10,826	5,657	13,794	42,638
Transfers	—	5,506	28,441	1,361	(35,308)	—
Disposals(1)	(741)	(1,438)	(118,492)	(3,619)	—	(124,290)
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541

Accumulated depreciation
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Depreciation	—	24,537	70,497	13,418	—	108,452
Disposals(1)	—	(304)	(94,883)	(2,750)	—	(97,937)
Write-downs and impairments	—	21	5,887	105	—	6,013
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Carrying amount, January 3, 2021	$123,549	$341,376	$374,633	$41,086	$16,156	$896,800
DEPRECIATION AND AMORTIZATION:

	2021	2020

Depreciation of property, plant and equipment (note 9)	$92,176	$108,452
Depreciation of right-of-use assets (note 10)	13,973	14,656
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	11,177	3,676
Amortization of intangible assets, excluding software (note 11)	12,818	14,302
Amortization of software (note 11)	5,258	6,104
Depreciation and amortization included in net earnings	$135,402	$147,190